INVENTORIES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory reserves or inventory write offs	$ 0	$ 0	$ 0